Notes Payable, Related Parties - Schedule of Notes Payable, Related Parties (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Oct. 05, 2018	Dec. 31, 2017
Total notes payable	$ 3,592,449	$ 3,802,973	$ 1,868,442	$ 3,329,400
Less current portion	2,072,000	1,891,000		106,500
Long-term portion	1,520,000	1,911,973		3,222,900
Note Payable - Debt Restructure Marin [Member]
Total notes payable	1,060,000	1,160,000		1,200,000
Note Payable - Debt Restructure Thomet [Member]
Total notes payable	675,000	712,500		750,000
Convertible Note Payable - Shareholders [Member]
Total notes payable	700,000	700,000
Note Payable - Certus [Member]
Total notes payable	986,449	1,059,473
Note Payable - Debt Restructure Zicman [Member]
Total notes payable	$ 171,000	171,000		180,000
Quest Preferred Stock Note Payable [Member]
Total notes payable				$ 1,199,400